Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Products sales and service revenues
Sales of crude oil	€ 25,685	€ 26,277	€ 18,283
Sales of oil products	25,508	30,770	19,624
Sales of natural gas and LNG	26,950	52,584	24,009
Sales of petrochemical products	4,385	6,244	5,659
Sales of power	7,252	12,448	5,104
Sales of other products	509	704	391
Services	3,428	3,485	3,505
Sales from operations	93,717	132,512	76,575
Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	92,905	131,441	75,754
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	812	1,071	821
Exploration & Production
Products sales and service revenues
Sales of crude oil	3,632	5,438	3,573
Sales of oil products	1,081	1,070	885
Sales of natural gas and LNG	5,858	6,108	4,122
Sales of other products	44	68	40
Services	228	205	226
Sales from operations	10,843	12,889	8,846
Exploration & Production | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	10,526	12,585	8,506
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	317	304	340
Global Gas & LNG Portfolio
Products sales and service revenues
Sales of natural gas and LNG	16,638	40,840	16,608
Sales of other products	23		6
Services	249	390	359
Sales from operations	16,910	41,230	16,973
Global Gas & LNG Portfolio | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	16,825	41,047	16,823
Global Gas & LNG Portfolio | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	85	183	150
Enilive, Refining and Chemicals
Products sales and service revenues
Sales of crude oil	22,053	20,839	14,710
Sales of oil products	24,427	29,700	18,739
Sales of natural gas and LNG	23	65	34
Sales of petrochemical products	4,385	6,241	5,652
Sales of other products	333	411	132
Services	944	1,214	784
Sales from operations	52,165	58,470	40,051
Enilive, Refining and Chemicals | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	51,892	58,145	39,836
Enilive, Refining and Chemicals | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	273	325	215
Plenitude & Power
Products sales and service revenues
Sales of natural gas and LNG	4,431	5,571	3,245
Sales of power	7,252	12,448	5,104
Sales of other products	106	223	212
Services	1,809	1,484	1,956
Sales from operations	13,598	19,726	10,517
Plenitude & Power | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	13,598	19,599	10,517
Plenitude & Power | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations		127
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products		3	7
Sales of other products	3	2	1
Services	198	192	180
Sales from operations	201	197	188
Corporate and Other activities | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	64	65	72
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 137	€ 132	€ 116